Discontinued operations	12 Months Ended
Dec. 31, 2020
Discontinued Operations [Abstract]
Discontinued operations
Note 3—Discontinued operations
Divestment of the Power Grids business
On July 1, 2020, the Company completed the sale of 80.1

percent of its Power Grids business to Hitachi Ltd
(Hitachi). The transaction was executed through the

sale of
80.1

percent of the shares of Hitachi ABB Power Grids Ltd
(“Hitachi ABB PG” or “HAPG”). Cash consideration received

at the closing date was $
9,241

million net of cash
disposed. Further, for accounting

purposes, the
19.9

percent ownership interest retained by the Company is deemed to
have been both divested and reacquired at its fair value

on July 1, 2020. The Company also obtained a put option,
exercisable commencing in April 2023, allowing the

Company to require Hitachi to purchase the remaining interest for fair value, subject to a minimum floor price equivalent

to a
10

percent discount compared to the price paid for the initial
80.1

percent. The combined fair value of the retained investment and the related put option, which amounted to
$ 1,779

million, was recorded at fair value on July 1, 2020, and also was accounted for as part of the proceeds for the sale
of the entire Power Grids business (see Note 4). The Company also recorded a liability in discontinued operations for
estimated future costs and other cash payments of $ 487

million for various contractual items relating to the sale

of the
business including required future cost reimbursements payable to HAPG, costs incurred by the Company for the direct
benefit of HAPG and an amount due to Hitachi Ltd in

connection with the expected purchase price finalization of the closing debt and working capital balances. From the date of

the disposal through December 31, 2020, $
33

million of
these liabilities have been paid and are reported as reductions in the cash consideration received.
As a result of the Power Grids sale, the Company has recognized a net gain of $
5,141

million, net of transaction
costs, for the sale of the entire Power Grids business which is included in Income from discontinued operations, net of
tax, in 2020. Included in the calculation of the net gain was a cumulative translation loss relating to the Power Grids
business of $ 420

million which was reclassified from Accumulated other comprehensive loss (see Note 21). Certain
amounts included in the net gain are estimated or

otherwise subject to change in value and, as a result, the Company may record additional adjustments to the gain in future

periods which are not expected to have a material impact

on the
Consolidated Financial Statements. In 2020, the Company

has also recorded $
262

million in Income tax expense within
discontinued operations in connection with the reorganization of the legal entity structure of the Power Grids business
required to facilitate the sale.
Certain entities of the Power Grids business for which

the legal process or other regulatory delays resulted in
the Company not yet having transferred legal titles to Hitachi have been accounted for as being sold since control of the
business as well as all risks and rewards of the business have been fully transferred to Hitachi ABB PG. The proceeds
for these entities are included in the cash proceeds described above and certain funds have been placed in escrow

and are
reflected as current restricted cash of $ 302

million at December 31, 2020. All entities are expected to be transferred to
HAPG by the first half of 2021.
The Company has recognized liabilities in discontinued

operations in connection with the divestment for
certain indemnities (see Note 15 for additional information). The

Company has also recorded an initial liability of
$ 258

million representing the fair value of the right granted

to Hitachi ABB PG for the use of the ABB brand for up to
8

years.
Upon closing of the sale, the Company entered into various transition services agreements (TSAs). Pursuant to
these TSAs, the Company and Hitachi ABB PG provide

to each other, on an interim, transitional

basis, various services.
The services provided by the Company primarily include

finance, information technology,

human resources and certain
other administrative services. Under the current terms,

the TSAs will continue for up to
3

years, and can only be
extended on an exceptional basis for business-critical services for an additional period which is reasonably necessary to
avoid a material adverse impact on the business. In 2020,

the Company has recognized within its continuing operations, general and administrative expenses incurred to perform the TSAs, offset by $
91

million in TSA-related income for such
services that is reported in Other income and expense,

net.
Discontinued operations
As a result of the sale of the Power Grids business, substantially all Power Grids-related assets and liabilities
have been sold. As this divestment represented a strategic

shift that would have a major effect on the Company’s
operations and financial results, the results of operations

for this business have been presented as discontinued
operations and the assets and liabilities are presented as held for sale and in discontinued operations for all periods
presented. Certain of the business contracts in the Power

Grids business continue to be executed by subsidiaries of

the
Company for the benefit/risk of Hitachi ABB PG. Assets and

liabilities relating to, as well as the net financial results of, these contracts will continue to be included in discontinued

operations until they have been completed or otherwise
transferred to Hitachi ABB PG.
Prior to the divestment, interest expense that was not directly attributable to or related to the Company’s
continuing business or discontinued business was allocated

to discontinued operations based on the ratio of net assets to be sold less debt that was required to be paid as a result

of the planned disposal transaction to the sum of total net assets of the Company plus consolidated debt. General corporate

overhead was not allocated to discontinued operations.
Operating results of the discontinued operations are

summarized as follows:
($ in millions)
2020 2019 2018
Total revenues

4,008 9,037 9,698
Total cost of sales

(3,058) (6,983) (7,378)
Gross profit 950 2,054 2,320
Expenses

(808) (1,394) (1,326)
Net gain recognized on sale of the Power Grids business 5,141 — —
Income from operations 5,282 660 994
Net interest and other finance expense

(5) (61) (55)
Non-operational pension (cost) credit (94) 5 12
Income from discontinued operations before

taxes
5,182 605 951
Income tax expense (322) (167) (228)
Income from discontinued operations, net of

tax

4,860 438 723
Of the total Income from discontinued operations before

taxes in the table above, $
5,170

million, $
566

million
and $ 874

million in 2020, 2019 and 2018, respectively,

are attributable to the Company,

while the remainder is
attributable to noncontrolling interests.
Until the date of the divestment, Income from discontinued

operations before taxes excluded stranded costs
which were previously able to be allocated to the Power

Grids operating segment. As a result, $
40

million, $
225

million
and $ 297

million, for 2020, 2019 and 2018, respectively,

of allocated overhead and other management costs which were
previously included in the measure of segment profit for

the Power Grids operating segment are now reported as part

of
Corporate and Other.

In the table above, Net interest and other finance expense

in 2020, 2019 and 2018 includes
$ 20

million, $
44

million and $
43

million, respectively,

of interest expense which has been recorded on an allocated

basis
in accordance with the Company’s

accounting policy election until the divestment date. In addition,

as required by U.S.
GAAP,

subsequent to December 17, 2018,

(the date of the original agreement to sell the Power Grids business) the
Company has not recorded depreciation or amortization

on the property, plant

and equipment and intangible assets
reported as discontinued operations. In 2018, a total

of $
258

million of depreciation and amortization expense was
recorded for such assets.
Included in the reported Total

revenues of the Company for 2020, 2019 and 2018

are revenues for sales from
the Company’s operating

segments to the Power Grids business of $
108

million, $
213

million and $
243

million,
respectively, which

represent intercompany transactions that, prior to Power Grids being classified as a discontinued
operation, were eliminated in the Company’s

Consolidated Financial Statements (see Note 23). Subsequent

to the
divestment, sales to Hitachi ABB PG are reported as third

-party revenues.

In addition, the Company also has retained obligations

(primarily for environmental and taxes) related to other
businesses disposed or otherwise exited that qualified

as discontinued operations. Changes to these retained obligations are also included in Income from discontinued operations,

net of tax, above.
The major components of assets and liabilities held for

sale and in discontinued operations in the Company’s
Consolidated Balance Sheets are summarized as follows:
December 31,
($ in millions) 2020
(1)
2019
Receivables, net

280 2,541
Contract assets — 1,243
Inventories, net

1 1,667
Property, plant and

equipment, net

— 1,754
Goodwill

— 1,631
Other current assets

1 1,004
Current assets held for sale and in discontinued operations 282 9,840
Accounts payable, trade

188 1,722
Contract liabilities — 1,121
Pension and other employee benefits

— 419
Other current liabilities

456 1,984
Current liabilities held for sale and in discontinued operations 644 5,246
Other non-current liabilities

197 —
Non-current liabilities held for sale and in discontinued

operations
197 —
(1) At December 31, 2020, the balances reported as held for sale and in discontinued operations pertain to

Power Grids activities and other
obligations which will remain with the Company until such time as the obligation is settled or the activities are fully wound down.